Staff costs and Directors' remuneration - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension and other post-retirement benefits:
Total staff costs	$ 1,358	$ 2,180	$ 2,165
Costs borne by IHG [member]
Costs
Wages and salaries	1,233	1,982	1,956
Social security costs	86	131	127
Pension and other post-retirement benefits:
Defined benefit plans (note 0)	3	3	19
Defined contribution plans	36	64	63
Total staff costs	500	735	708
Costs are borne by the System Fund [member]
Pension and other post-retirement benefits:
Total staff costs	242	313	347
Costs are reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs	$ 616	$ 1,132	$ 1,110